Cash Flow, Supplemental Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]	Supplemental Disclosure:

Cash paid for interest	$29,707	$13,845
Income taxes paid	-	-
Regulation A shares issued as financing fees	-	-
Expenses related to financing	-	-
Cancellation of common shares	$-	$-

Cash paid for interest	$33,638	$4,923
Income taxes paid	-	-
Regulation A shares issued as financing fees	220,000	-
Expenses related to financing	28,000	39,733
Cancellation of common shares	$-	$6,600